Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Prepaid Expenses And Other Current Assets [Abstract]
Interest free loans to third parties receivables current	¥ 7,080